Note 5 - Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

5. Revenue from Contracts with Customers

As described below, during the three months ended September 30, 2023 and 2022, the Company recognized revenue of $1.2 million and $2.2 million, respectively, and during the nine months ended September 30, 2023 and 2022, the Company recognized revenue of $4.4 million and $4.5 million, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by timing
Over time	$413	$—	$1,236	$1,524
Point-in time	783	2,158	3,144	3,022
Total revenue	$1,196	$2,158	$4,380	$4,546

Information about the Company’s revenue by geography is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by geography (1) (2)
Asia Pacific	$82	$232	$351	$1,946
Europe	513	43	1,506	80
North America	588	1,817	2,467	2,435
South America	13	66	56	85
Total revenue	$1,196	$2,158	$4,380	$4,546

(1)	Revenue by geography is based on the geographical location of the customer.
(2)	Certain comparative figures have been reclassified to conform to the current year presentation.

Contract liabilities and Remaining Performance Obligations

Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	September 30,	December 31,
	2023	2022
Non-current	$1,000	$1,000
Current	3,286	1,941
Total	$4,286	$2,941

During the nine months ended September 30, 2023, we recognized revenue of $1.5 million that was included as a Contract liability as of December 31, 2022. During the nine months ended September 30, 2022, we recognized revenue of $0.9 million that was included as a Contract liability as of December 31, 2021.

A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of September 30, 2023 related to non-cancellable contracts longer than 12-months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 2	Years 3	Thereafter
Remaining performance obligations	$6,852	$5,648	$5,005	$1,000

5. Revenue from Contracts with Customers

During the year ended December 31, 2022, we recognized revenue of $6.0 million, of which $1.6 million was recognized over time and $4.4 million was recognized at a point-in-time. During the year ended December 31, 2021, we recognized revenue of $4.2 million, of which $3.8 million was recognized over time and $0.4 million was recognized at a point-in-time. We did not recognize any revenue in 2020.

Information about our revenue by geography is as follows:

	Year Ended December 31,
	2022	2021
Revenue by geography (1)
Asia Pacific	$1,531	$3,988
North America	3,438	201
Other	1,043	58
Total revenue	$6,012	$4,247

(1)	Revenue by geography is based on the geographical location of the customer.

Two customers each accounted for more than 10% of our revenue totaling $4.8 million for the year ended December 31, 2022. One customer accounted for more than 10% of our revenue totaling $3.9 million for the year ended December 31, 2021.

Contract Liabilities and Remaining Performance Obligations

Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	December 31,
	2022	2021
Non-current	$1,000	$1,000
Current	1,941	935
Total	$2,941	$1,935

During the year ended December 31, 2022, we recognized revenue of $0.9 million that was included as a Contract liability as of December 31, 2021. During the year ended December 31, 2021, we recognized revenue of $0.5 million that was included as a Contract liability as of December 31, 2020.

A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of December 31, 2022 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$6,422	$11,296	$3,860	$—